Finance income and costs	3 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	For the three months ended March 31,
	2024	2023
	€m	€m
Finance income
Interest income	1.8	1.1
Net financing gain recognized on debt transactions (a)	4.1	—
Total finance income	5.9	1.1
Interest expense (b)	(22.7)	(21.5)
Net foreign exchange losses arising on translation of financial assets and liabilities	(10.2)	(5.8)
Net pension interest costs	(1.2)	(1.1)
Amortization of debt discounts and borrowing costs	(1.7)	(1.6)
Net fair value losses on derivatives held at fair value through profit or loss	(0.2)	(0.1)
Total finance costs	(36.0)	(30.1)
Net finance costs	(30.1)	(29.0)